Fair Value Measurements (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	$ 40,408	$ 44,066	$ 0
Recurring
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	40,408	44,066
Total assets	59,962	62,930	89,713
Recurring | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	39,582	42,512
Recurring | Corporate debt securities
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	826	1,554
Recurring | Cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	2,399	2,785
Recurring | Money market funds
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	14,722	9,647	89,713
Recurring | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents		4,000
Recurring | Total cash and cash equivalents
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	17,121	16,432
Recurring | Restricted cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	2,433	2,432
Recurring | Quoted prices in active markets (Level 1)
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	0	0
Total assets	19,554	14,864	89,713
Recurring | Quoted prices in active markets (Level 1) | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	0	0
Recurring | Quoted prices in active markets (Level 1) | Corporate debt securities
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	0	0
Recurring | Quoted prices in active markets (Level 1) | Cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	2,399	2,785
Recurring | Quoted prices in active markets (Level 1) | Money market funds
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	14,722	9,647	89,713
Recurring | Quoted prices in active markets (Level 1) | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents		0
Recurring | Quoted prices in active markets (Level 1) | Total cash and cash equivalents
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	17,121	12,432
Recurring | Quoted prices in active markets (Level 1) | Restricted cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	2,433	2,432
Recurring | Significant other observable inputs (Level 2)
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	40,408	44,066
Total assets	40,408	48,066	0
Recurring | Significant other observable inputs (Level 2) | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	39,582	42,512
Recurring | Significant other observable inputs (Level 2) | Corporate debt securities
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	826	1,554
Recurring | Significant other observable inputs (Level 2) | Cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	0	0
Recurring | Significant other observable inputs (Level 2) | Money market funds
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	0	0	0
Recurring | Significant other observable inputs (Level 2) | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents		4,000
Recurring | Significant other observable inputs (Level 2) | Total cash and cash equivalents
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	0	4,000
Recurring | Significant other observable inputs (Level 2) | Restricted cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	0	0
Recurring | Significant unobservable inputs (Level 3)
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	0	0
Total assets	0	0	0
Recurring | Significant unobservable inputs (Level 3) | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	0	0
Recurring | Significant unobservable inputs (Level 3) | Corporate debt securities
Fair value of assets measured at fair value on a recurring basis
Marketable securities, current	0	0
Recurring | Significant unobservable inputs (Level 3) | Cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	0	0
Recurring | Significant unobservable inputs (Level 3) | Money market funds
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	0	0	$ 0
Recurring | Significant unobservable inputs (Level 3) | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents		0
Recurring | Significant unobservable inputs (Level 3) | Total cash and cash equivalents
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	0	0
Recurring | Significant unobservable inputs (Level 3) | Restricted cash
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents	$ 0	0
Scenario, Previously Reported | Significant other observable inputs (Level 2)
Fair value of assets measured at fair value on a recurring basis
Total assets		48,067
Scenario, Previously Reported | Recurring | Significant other observable inputs (Level 2)
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents		4,001
Scenario, Previously Reported | Recurring | Significant other observable inputs (Level 2) | U.S. government agency securities and treasuries
Fair value of assets measured at fair value on a recurring basis
Cash and Cash Equivalents		$ 4,001